Goodwill and Intangible Assets, Net - Schedule of Aggregate Amortization Expense Related to Intangible Assets (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 2,193
2023	2,193
2024	1,784
2025	1,493
2026	$ 1,356